Consolidated Statements Of Changes In Equity (USD $) In Thousands, except Share data	Total	Preferred Stock	Common Stock	Additional Paid-in Capital	Retained Earnings	Accumulated Other Comprehensive Income/(Loss)	Total Navios Holdings' Stockholders' Equity	Noncontrolling Interest
Balance, value at Dec. 31, 2010	$ 1,317,543	$ 0	$ 10	$ 531,265	$ 495,684	$ 32,624	$ 1,059,583	$ 257,960
Balance, shares at Dec. 31, 2010		8,479	101,563,766
Net (loss)/income	41,317				40,811		40,811	506
Total other comprehensive income / loss	(26,458)					(26,458)	(26,458)
Dividends paid by subsidiary to noncontrolling shareholders on common stock and preferred stock	(1,148)							(1,148)
Preferred stock dividends of subsidiary attributable to the noncontrolling interest	15							15
Navios Acquisition deconsolidation (Note 3)	(125,184)							(125,184)
Navios Logistics acquisition of noncontrolling interest (including transaction expenses) (Note 23)	(8,638)			6,925			6,925	(15,563)
Acquisition of treasury shares, shares			(73,651)
Acquisition of treasury shares, value	(221)			(221)			(221)
Stock-based compensation, shares (Note 17)			928,118
Stock-based compensation, value (Note 17)	4,613			4,613			4,613
Contribution from noncontrolling shareholders	0
Cancellation of shares			(8,869)
Dividends declared/paid	(26,147)				(26,147)		(26,147)
Balance, value at Dec. 31, 2011	1,175,692	0	10	542,582	510,348	6,166	1,059,106	116,586
Balance, shares at Dec. 31, 2011		8,479	102,409,364
Net (loss)/income	175,562				175,485		175,485	77
Total other comprehensive income / loss	(6,724)					(6,724)	(6,724)
Stock-based compensation, shares (Note 17)			852,247
Stock-based compensation, value (Note 17)	4,795			4,795			4,795
Contribution from noncontrolling shareholders	0
Cancellation of shares			(6,202)
Dividends declared/paid	(26,286)				(26,286)		(26,286)
Balance, value at Dec. 31, 2012	1,323,039	0	10	547,377	659,547	(558)	1,206,376	116,663
Balance, shares at Dec. 31, 2012		8,479	103,255,409
Net (loss)/income	(105,291)				(109,063)		(109,063)	3,772
Total other comprehensive income / loss	(10,614)					(10,614)	(10,614)
Navios Logistics acquisition of noncontrolling interest (including transaction expenses) (Note 23)	(750)			(50)			(50)	(700)
Stock-based compensation, shares (Note 17)			1,031,456
Stock-based compensation, value (Note 17)	5,451			5,451			5,451
Contribution from noncontrolling shareholders	3,905							3,905
Cancellation of shares			(25,836)
Dividends declared/paid	(26,405)				(26,405)		(26,405)
Balance, value at Dec. 31, 2013	$ 1,189,335	$ 0	$ 10	$ 552,778	$ 524,079	$ (11,172)	$ 1,065,695	$ 123,640
Balance, shares at Dec. 31, 2013		8,479	104,261,029